Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Current:
Federal	$ 29,794	$ 13,813	$ (11,847)
State	4,036	(3,704)	5,901
Foreign	351	291	2,499
Subtotal	34,181	10,400	(3,447)
Deferred:
Federal	(17,045)	(3,386)	903
State	(928)	(3,519)	(1,235)
Foreign		369	(369)
Subtotal	(17,973)	(6,536)	(701)
Total income tax expense (benefit)	$ 16,208	$ 3,864	$ (4,148)